INVESTMENT IN UNCONSOLIDATED ENTITY (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Total	$ 4,461,536	¥ 31,541,850	¥ 31,078,971
Future Gas Station (Beijing) Technology, Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Total	$ 4,461,536	¥ 31,541,850	¥ 31,078,971